CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) $ in Thousands	36 Months Ended
Dec. 31, 2024 USD ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustment	$ 0